Hilton Tactical Income Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
Bloomberg Intermediate US Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.00%	0.86%		1.71%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	15.43%	13.10%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	10.12%	3.51%		4.66%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.88%	2.76%		3.81%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.11%	2.46%		3.40%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	10.38%	3.77%		4.91%